Accounts payable and accrued expenses, and loss contingency	12 Months Ended
Dec. 31, 2025
Disclosure of Accounts Payable, Accrued Expenses, and Loss Contingency [Abstract]
Accounts payable and accrued expenses, and loss contingency	Accounts payable and accrued expenses, and loss contingency
The following table summarizes accounts payable and accrued expenses (in thousands):

	December 31, 2025	December 31, 2024
Accounts payable	$17,080	$2,889
Accrued expenses(1)	7,484	12,101
Total	$24,564	$14,990
(1) The cumulative accrued interest expenses on borrowings from DoubleU Games are included in the balance as of December 31, 2025.